Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		$ 18,736	$ 17,712
Depreciation	[1]	(2,857)	(2,446)	$ (3,016)
Amount at end of year		19,085	18,736	17,712
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year		497	2,649	600
Increases charged to profit or loss		2	66	2,288
Decreases charged to profit or loss		(7)
Depreciation	[2]	(135)	(325)	(236)
Translation effect		(4)	(2)	(7)
Adjustment for inflation	[3]	4	5	4
Reclassifications	[4]		(1,896)
Amount at end of year		$ 357	$ 497	$ 2,649

[1]	Includes depreciation of charges for impairment of property, plant and equipment.
[2]	Included in “Depreciation of property, plant and equipment” line item in the statement of comprehensive income, see Note 27.
[3]	Corresponds to the adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment of subsidiaries with the peso as functional currency which was charged to “Other comprehensive income” in the statement of comprehensive income.
[4]	Includes 1,893 of the provision for impairment associated with assets related to the Mature Fields Project reclassified to the “Assets held for sale” line item in the statement of financial position, see Notes 2.b.13) and 11.